Business Combinations - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Oct. 01, 2018	Apr. 30, 2018
Incross Co Ltd [Member]
Considerations paid:
Cash and cash equivalents	₩ 53,722
Assets and liabilities acquired:
Cash and cash equivalents	17,400
Trade and other receivables	67,259
Property and equipment	2,411
Intangible assets	2,709
Other assets	9,254
Trade and other payables	(57,309)
Other liabilities	(1,984)
Assets and liabilities acquired	64,681
Financial assets recognised as of acquisition date	24,941
Non-controlling interests	40,592
Goodwill(I—II+III)	₩ 29,633
Id Quantique SA [member]
Considerations paid:
Cash and cash equivalents			₩ 55,249
Existing shares (financial assets at FVOCI) at fair value			3,965
Considerations transferred			59,214
Assets and liabilities acquired:
Cash and cash equivalents			1,538
Trade and other receivables			13,609
Inventories			2,003
Property and equipment			415
Intangible assets			7,566
Other assets			447
Trade and other payables			(1,569)
Other liabilities			(2,880)
Assets and liabilities acquired			21,129
Non-controlling interests			9,290
Goodwill(I—II+III)			₩ 47,375
Life and Security Holdings Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents		₩ 696,665
Assets and liabilities acquired:
Cash and cash equivalents		101,896
Trade and other receivables		40,241
Inventories		2,440
Property and equipment		427,752
Intangible assets		1,019,503
Other assets		3,956
Trade and other payables		(296,660)
Borrowings		(1,744,839)
Deferred tax liabilities		(229,207)
Other liabilities		(158,042)
Assets and liabilities acquired		(832,960)
Non-controlling interests		(374,588)
Goodwill(I—II+III)		1,155,037
SK Infosec Co., Ltd. [member]
Considerations paid:
Treasury shares of the Parent Company		281,151
Considerations transferred		335,338
Assets and liabilities acquired:
Cash and cash equivalents		30,762
Trade and other receivables		62,448
Inventories		1,293
Property and equipment		8,047
Intangible assets		5,528
Other assets		79,951
Trade and other payables		(38,431)
Other liabilities		(20,003)
Assets and liabilities acquired		129,595
Deduction of capital surplus and others (I — II)		₩ 151,556